Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	TUCSON ELECTRIC POWER COMPANY
Entity Central Index Key	0000100122
Entity Filer Category	Non-accelerated Filer